Annual Fund Operating Expenses - Scharf Multi-Asset Opportunity Fund	Jan. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 27, 2027
Scharf Multi-Asset Opportunity Fund Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.41%	[1]
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	1.20%	[2]
Scharf Multi-Asset Opportunity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.16%	[1]
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	0.95%	[2]

[1]	Total Annual Fund Operating Expenses reflect the maximum Shareholder Servicing Plan fee allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
[2]	Scharf Investments, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Multi-Asset Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding AFFE, interest, taxes, extraordinary expenses and class-specific expenses, such as the distribution (12b-1) fee of 0.25% or shareholder servicing plan fee of 0.10%) to 0.85% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 27, 2027, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.